SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Feb. 28, 2015
SHAREHOLDERS' EQUITY [Abstract]
Summary of Stock Option Activity

        The following is a summary of stock option activity:

	Year ended February 28, 2015		Year ended February 28, 2014
	Options	Weighted Average Price (CAD)	Options	Weighted Average Price (CAD)
Opening Balance	3,173,321	$3.71	2,529,088	$4.89
Granted	1,084,476	$2.11	1,649,550	$1.86
Exercised	—	—	(313,914)	$1.35
Forfeited	(272,210)	$6.96	(691,403)	$4.70

Closing Balance	3,985,587	$3.05	3,173,321	$3.71

Schedule of Assumptions Used to Estimate Fair Value of Stock Option Awards

        The following table shows the weighted average values used in determining the fair value of options granted during the year ended February 28, 2015 and 2014:

	Year ended
	February 28, 2015	February 28, 2014
Volatility	75.8%	77.9%
Risk Free Rate	1.35%	1.33%
Dividend Yield	Nil	Nil
Average Expected Life	4 yrs	4 yrs

Schedule of Stock Options Outstanding and Exercisable

        The following table summarizes the various exercise prices inherent in the Company's stock options outstanding and exercisable on February 28, 2015:

Exercise Price		Options Outstanding			Options Exercisable
Low (CAD)	High (CAD)	Quantity of Options	Weighted Average Remaining Contractual Life (yrs)	Weighted Average Exercise Price (CAD)	Quantity of Options	Weighted Average Remaining Contractual Life (yrs)	Weighted Average Exercise Price (CAD)
$1.07	$1.34	538,546	3.74	$1.21	362,358	3.72	$1.21
$1.35	$2.07	434,660	3.65	$2.02	137,547	3.62	$2.05
$2.08	$2.12	105,236	2.75	$2.08	60,506	2.75	$2.08
$2.13	$2.20	1,009,676	4.37	$2.15	—	—	—
$2.21	$2.49	627,767	3.19	$2.24	278,084	3.19	$2.24
$2.50	$3.17	486,558	2.41	$2.93	310,876	2.39	$2.94
$3.18	$6.27	271,015	0.42	$5.91	268,230	0.41	$5.93
$6.28	$7.00	362,029	1.20	$6.77	338,960	1.20	$6.77
$7.01	$9.36	150,100	0.21	$9.11	150,100	0.21	$9.11

		3,985,587	3.03	$3.05	1,906,661	2.20	$4.00

Schedule of Stock-Based Compensation Expense	Stock compensation expense was allocated to operating expenses as follows:
	February 28, 2015	February 28, 2014
R&D	297	505
S&M	333	249
G&A	547	538

Total Stock Option Expense	1,177	1,292

Schedule of Restricted Stock Unit Activity

        The following table sets forth the summary of restricted share activity under the Company's Share Based Compensation Plan for the year ended February 28, 2015:

	Twelve months ended February 28, 2015
	RSU's	Weighted Average Price (CAD)
RSU balances at February 28, 2014	—	—
Granted	80,000	$2.15

RSU balances at February 28, 2015	80,000	$2.15